UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC. (TLI)

FORM N-Q

JUNE 30, 2015

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 129.2%
Basic Industry - 8.8%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	$1,431,522	$991,329
Atlas Iron Ltd., Term Loan B	8.750%	12/10/17	1,953,687	732,633
Bowie Resource Holdings LLC, First Lien Term Loan	6.750%	8/14/20	784,581	747,313
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	403,000	383,858
ECO Services Operations LLC, Term Loan B	4.750%	12/4/21	208,950	208,428
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	645,125	590,827
Foresight Energy LLC, Term Loan B	5.500%	8/19/20	264,167	262,185
Murray Energy Corp., Term Loan B1	7.000%	4/7/17	490,000	487,754
Murray Energy Corp., Term Loan B2	7.500%	3/19/21	2,280,000	2,117,550
NewPage Corp., Term Loan	9.500%	2/11/21	1,811,690	1,476,074
Oxbow Carbon LLC, Second Lien Term Loan	8.000%	1/17/20	820,000	776,950
Phibro Animal Health Corp., Term Loan B	4.000%	4/16/21	594,000	592,144
Wausau Paper Corp., Term Loan	6.500%	7/30/20	612,328	614,999
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	437,800	426,855
Xerium Technologies Inc., USD First Lien Term Loan B	5.750%	5/17/19	496,209	499,620

Total Basic Industry				10,908,519

Capital Goods - 12.9%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,992,093	1,990,017
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	747,562	739,993
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	872,241	843,348
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	493,764	497,621
BWAY Holding Co. Inc., New Term Loan B	5.500%	8/14/20	999,900	1,006,305
Consolidated Container Co., LLC, New Second Lien Term Loan B	7.750%	1/3/20	250,000	238,125
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	1,973,389	1,936,388
CPM Holdings Inc., Term Loan B	6.000%	4/11/22	180,000	180,563
DAE Aviation Holdings Inc., Second Lien Term Loan	9.000%	8/5/19	1,000,000	1,011,875
Exopack Holdings SA, 2015 Term Loan B1	4.500%	5/8/19	676,095	678,771
GYP Holdings III Corp., First Lien Term Loan	4.750%	4/1/21	1,157,056	1,122,345
LS Newco Pty Ltd., USD Term Loan B	5.500%	5/21/22	370,000	374,163
PGT Inc., Term Loan B	5.250%	9/22/21	267,975	269,985
Printpack Holdings Inc., Term Loan	6.000%	5/28/20	1,049,400	1,046,777
STS Operating Inc., Term Loan	4.750%	2/12/21	572,750	572,392
Waste Industries USA Inc., New Term Loan B	4.250%	2/27/20	1,496,250	1,503,264
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	494,963
WP CPP Holdings LLC, Term Loan B3	4.500%	12/28/19	957,999	957,999
Zebra Technologies Corp., Term Loan B	4.750%	10/27/21	501,091	507,598

Total Capital Goods				15,972,492

Communications - 12.0%
Altice Financing SA, USD Term Loan	5.250%	2/4/22	800,000	808,000
Checkout Holding Corp., First Lien Term Loan	4.500%	4/9/21	267,300	241,238
Clear Channel Communications Inc., Term Loan D	6.937%	1/30/19	1,000,000	925,833
CSC Holdings Inc., New Term Loan B	2.687%	4/17/20	371,801	369,215
InfoGroup Inc., New Term Loan	7.500%	5/26/18	942,287	909,307
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	966,171	960,535
Level 3 Financing Inc., 2013 Term Loan B	4.000%	1/15/20	310,000	310,232
Level 3 Financing Inc., 2015 Term Loan B2	3.500%	5/31/22	440,000	437,388
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	500,000	500,078

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - (continued)
McGraw-Hill Global Education Holdings LLC, 2015 Term Loan B	4.750%	3/22/19	$799,464	$804,460
NEP/NCP Holdco Inc., Incremental Term Loan	4.250%	1/22/20	946,688	936,274
Numericable U.S. LLC, USD Term Loan B1	4.500%	5/21/20	806,976	810,094
Numericable U.S. LLC, USD Term Loan B2	4.500%	5/21/20	689,003	691,666
Rentpath Inc., First Lien Term Loan	6.250%	12/17/21	457,700	461,705
TWCC Holding Corp., Extended Term Loan	5.750%	2/13/20	636,003	629,246
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	1,915,349	1,907,269
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	530,368	527,642
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	987,500
Village Roadshow Films (BVI) Ltd., Term Loan B	5.750%	11/21/17	78,870	78,476
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	673,321	667,640
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	323,698	320,481
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	202,383	200,372
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	343,919	340,502

Total Communications				14,825,153

Consumer Cyclical - 29.7%
1011778 B.C. Unlimited Liability Co., 2015 Term Loan B	3.750%	12/10/21	853,466	853,999
Academy Ltd., 2015 Term Loan B	—	6/2/22	1,050,000	1,050,985	(c)
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	606,974	609,251
Advantage Sales & Marketing Inc., 2014 First Lien Term Loan	4.250%	7/23/21	473,557	471,993
AP NMT Acquisition BV, USD First Lien Term Loan	6.750%	8/13/21	526,524	521,917
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	50,000	48,375
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,318,846	1,326,448
Autoparts Holdings Ltd., First Lien Term Loan	7.000%	7/29/17	182,505	175,205
Bass Pro Group LLC, 2015 Term Loan	4.000%	6/5/20	498,750	499,789
Brickman Group Ltd. LLC, First Lien Term Loan	4.000 - 5.250%	12/18/20	632,445	630,425
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/11/20	1,191,850	1,092,777
Caesars Growth Properties Holdings LLC, Term Loan	6.250%	5/8/21	950,400	814,968
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,045,292	1,049,211
CEC Entertainment Inc., Term Loan	4.000%	2/14/21	1,024,038	998,864
CityCenter Holdings LLC, Term Loan B	4.250%	10/16/20	968,510	970,326
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	127,500
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	606,995	550,089
CS Intermediate Holdco 2 LLC, New Term Loan B	4.000%	4/4/21	356,400	356,326
CWGS Group LLC, Term Loan	5.250%	2/20/20	1,983,204	1,996,839
Dollar Tree Inc., Term Loan B1	3.500%	3/9/22	1,244,810	1,246,885
Dollar Tree Inc., Term Loan B2	4.250%	3/9/22	260,000	260,569
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	1,017,194	1,024,187
Fitness International LLC, Term Loan B	5.500%	7/1/20	1,854,402	1,790,078
Four Seasons Holdings Inc., New First Lien Term Loan	3.500%	6/27/20	103,635	103,667
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	740,000	533,910
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	396,233	396,673
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	997,481	864,691
Kate Spade & Co., Term Loan B	4.000%	4/9/21	1,249,881	1,242,591
La Quinta Intermediate Holdings LLC, Term Loan B	4.000%	4/14/21	842,350	843,008
Landry’s Inc., Term Loan B	4.000%	4/24/18	1,490,205	1,497,097
LTF Merger Sub Inc., Term Loan B	4.250%	6/10/22	550,000	546,648
MGM Resorts International, Term Loan B	3.500%	12/20/19	726,908	723,123

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Michaels Stores Inc., Incremental 2014 Term Loan B2	4.000%	1/28/20	$273,930	$274,900
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,068,200	1,066,308
Mohegan Tribal Gaming Authority, New Term Loan B	5.500%	11/19/19	1,182,000	1,178,454
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	328,697	329,450
Monitronics International Inc., Term Loan B1	4.500%	4/2/22	857,850	860,799
NCL Corp. Ltd., Term Loan B	4.000%	10/19/21	189,050	190,821
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,240,578	1,235,150
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	976,982	978,356
PetSmart Inc., Term Loan B	4.250%	3/11/22	1,490,000	1,490,253
Realogy Corp., New Term Loan B	3.750%	3/5/20	729,502	729,046
Staples Inc., Term Loan B	—	4/7/21	820,000	820,057	(c)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	543,438	543,826
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	508,725	471,207
TransUnion LLC, Term Loan B2	3.750%	4/9/21	775,437	770,106
World Triathlon Corp., Term Loan	5.250%	6/26/21	475,820	477,010

Total Consumer Cyclical				36,634,157

Consumer Non-Cyclical - 28.0%
Acadia Healthcare Co. Inc., Term Loan B	4.250%	2/11/22	258,700	260,425
Access CIG LLC, First Lien Term Loan	6.000%	10/18/21	1,283,551	1,289,969
Acosta Holdco Inc., 2015 Term Loan	4.250%	9/26/21	240,000	239,750
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,660,000	1,689,050
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	496,183	497,486
Air Medical Group Holdings Inc., Term Loan B	4.500%	4/6/22	1,720,000	1,711,400
Akorn Inc., Term Loan B	4.500%	4/16/21	585,575	588,137
Anchor Hocking LLC, Exit Term Loan	10.000%	6/4/18	443,401	452,823
Candy Intermediate Holdings Inc., Term Loan	7.500%	6/18/18	1,331,473	1,324,815
Catalent Pharma Solutions Inc., USD Term Loan B	4.250%	5/20/21	324,236	325,249
Convatec Inc., USD Term Loan	4.250%	6/15/20	1,388,190	1,390,504
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	1,758,199	1,759,298
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,090,000	1,038,225
Curo Health Services LLC, 2015 First Lien Term Loan	6.500%	2/7/22	1,446,375	1,454,511
DaVita HealthCare Partners Inc., Term Loan B	3.500%	6/24/21	495,000	495,774
DJO Finance LLC, 2015 Term Loan	4.250%	6/8/20	630,000	631,890
Dole Food Co. Inc., New Term Loan B	4.500- 5.750%	11/1/18	411,928	412,700
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	1,687,109	1,679,276
Endo Luxembourg Finance Co. I S.a r.l., 2015 Term Loan B	—	6/11/22	447,500	449,178	(c)
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	1,088,060	1,089,874
Hearthside Group Holdings LLC, Term Loan	4.500%	6/2/21	326,700	327,198
Kraft Heinz Foods Co., Term Loan B2	3.250%	6/5/20	33,167	33,212
Language Line LLC, First Lien Term Loan B	6.250%	6/20/16	413,443	413,615
Lantheus Medical Imaging Inc., Term Loan	—	10/15/22	1,110,000	1,097,568	(c)
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	128,700	128,901
New HB Acquisition LLC, Term Loan	6.750%	4/9/20	582,639	597,205
Par Pharmaceutical Cos. Inc., Incremental Term Loan B3	4.250%	9/30/19	895,500	896,060
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	718,032	718,257
Party City Holdings Inc., Term Loan	4.000- 5.250%	7/27/19	1,015,362	1,015,441
Pharmaceutical Product Development LLC, New Term Loan B	4.000%	12/5/18	526,648	527,471
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	660,000	650,925
Radnet Management Inc., Term Loan B	4.250- 5.500%	10/10/18	1,264,077	1,266,974

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	$1,043,372	$1,046,256
Shearer’s Foods Inc., First Lien Term Loan	4.500%	6/30/21	119,100	118,951
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	590,000	585,575
Spencer Gifts LLC, Term Loan B1	—	6/12/21	450,000	450,000	(c)
Sterigenics-Nordion Holdings LLC, Term Loan B	4.250%	5/15/22	630,000	631,575
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,943,760	1,890,306
Valeant Pharmaceuticals International, Term Loan B F1	4.000%	4/1/22	877,800	878,399
Visant Corp., New Term Loan	7.000%	9/23/21	803,925	775,788
WASH Multifamily Laundry Systems LLC, 2015 First Lien Term Loan	4.250%	4/21/22	76,587	76,300
WASH Multifamily Laundry Systems LLC, Canadian First Lien Term Loan	4.250%	5/4/22	13,413	13,362
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	12/7/20	1,600,000	1,606,000

Total Consumer Non-Cyclical				34,525,673

Electric - 9.5%
Atlantic Power LP, 2014 Term Loan B	4.750%	2/24/21	272,037	273,057
Chief Power Finance LLC, Term Loan B	5.750%	12/31/20	1,307,723	1,314,261
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	226,155	226,956
EIF Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	285,147	285,860
Empire Generating Co., LLC, Term Loan B	5.250%	3/12/21	910,557	874,135
Empire Generating Co., LLC, Term Loan C	5.250%	3/12/21	66,783	64,111
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,650,000	1,654,125
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	863,233	854,961
Green Energy Partners/Stonewall LLC, Term Loan B1	6.500%	11/13/21	500,000	507,812
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	240,868	240,014
Panda Patriot LLC, Term Loan B1	6.750%	12/19/20	310,000	311,163
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	700,000	665,000
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,077,300	1,066,527
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	540,982	541,658
Terra-Gen Finance Co., LLC, Term Loan B	5.250%	12/9/21	354,514	356,730
TPF II Power LLC, Term Loan B	5.500 - 6.750%	10/2/21	1,383,050	1,396,362
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	1,109,345	1,120,438

Total Electric				11,753,170

Energy - 5.4%
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,000,000	993,750
Expro FinServices S.a r.l., Term Loan	5.750%	9/2/21	1,449,050	1,291,466
FTS International Inc., New Term Loan B	5.750%	4/16/21	398,364	322,343
Houston Fuel Oil Co., LLC, Term Loan B	4.250%	8/19/21	565,725	543,096
KCA Deutag U.S. Finance LLC, Term Loan	6.250%	5/13/20	1,207,800	1,040,218
Magnum Hunter Resources Inc., Second Lien Term Loan	8.500%	10/22/19	551,830	552,520
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	980,000	797,066
Paragon Offshore Finance Co., Term Loan B	3.750%	7/18/21	277,900	214,446
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	540,000	326,700	(e)
RGL Reservoir Operations Inc., First Lien Term Loan	6.000%	8/14/21	357,300	239,391	(d)
Samson Investment Co., New Second Lien Term Loan	5.000%	9/25/18	1,000,000	402,500

Total Energy				6,723,496

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other - 1.7%
BATS Global Markets Inc., Term Loan B2	5.750%	1/31/20	$475,117	$478,086
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	900,000	902,250
PGX Holdings Inc., First Lien Term Loan	6.250%	9/29/20	722,545	727,362

Total Financial Other				2,107,698

Industrial Other - 7.9%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	874,425	874,971
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	990,000	989,381
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	825,097	827,325
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	565,682	553,520
Gates Global Inc., Term Loan B	4.250%	7/5/21	377,150	371,998
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	360,000	360,450
Hilex Poly Co., LLC, Term Loan B	6.000%	12/5/21	447,750	452,368
Intelligrated Inc., First Lien Term Loan	4.500 - 5.750%	7/30/18	773,664	773,181
Laureate Education Inc., Term Loan B	5.000%	6/15/18	1,905,053	1,785,987
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	1,018,646	1,002,093
Mirror Bidco Corp., New Term Loan	4.250%	12/28/19	1,038,811	1,037,945
Nord Anglia Education Finance LLC, Term Loan	4.500%	3/31/21	269,320	269,993
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	300,319	291,184
Southwire Co., Term Loan	3.000%	2/10/21	217,250	216,843

Total Industrial Other				9,807,239

Insurance - 0.9%
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	1,084,330	1,080,433

Property & Real Estate - 0.9%
Communications Sales & Leasing Inc., Term Loan B	5.000%	10/24/22	1,070,000	1,050,160

Technology - 4.8%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/11/20	1,238,825	1,156,753
Expert Global Solutions Inc., Term Loan B	8.500%	4/3/18	296,700	297,442
First Data Corp., Extended 2021 Term Loan	4.187%	3/24/21	500,000	501,914
First Data Corp., New 2018 Extended Term Loan	3.687%	3/24/18	1,250,000	1,247,559
First Data Corp., New 2018 Term Loan	3.687%	9/24/18	500,000	499,219
Interactive Data Corp., 2014 Term Loan	4.750%	5/2/21	643,500	646,181
Ipreo Holdings LLC, New Term Loan B	4.000%	8/6/21	148,875	148,565
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	91,713	91,885
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	274,785	283,200
Sophia LP, 2014 Term Loan B	4.000%	7/19/18	286,602	287,140
Vertafore Inc., Second Lien Term Loan	9.750%	10/29/17	800,000	811,000

Total Technology				5,970,858

Transportation - 6.7%
American Airlines Inc., New Term Loan	3.500%	6/26/20	519,646	515,748
Commercial Barge Line Co., First Lien Term Loan	7.500%	9/23/19	1,657,162	1,661,305
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	1,540,000	1,570,800
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	1,062,770	1,062,504
Hertz Corp., Term Loan B2	3.500%	3/11/18	1,055,700	1,051,906
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.250%	10/28/20	1,915,245	1,631,151
U.S. Airways Group Inc., New Term Loan B1	3.500%	5/23/19	548,800	548,310
United Airlines Inc., New Term Loan B	3.500%	4/1/19	234,600	234,649

Total Transportation				8,276,373

TOTAL SENIOR LOANS (Cost - $164,244,322)				159,635,421

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 12.4%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	$387,000	$382,162	(f)

Media - 0.3%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	198,550
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	200,000	197,250	(f)

Total Media				395,800

TOTAL CONSUMER DISCRETIONARY				777,962

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	80,000	79,900	(f)

Food Products - 0.1%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	190,000	175,275	(f)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	420,000	369,075

TOTAL CONSUMER STAPLES				624,250

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
FTS International Inc., Senior Secured Notes	7.783%	6/15/20	200,000	199,220	(f)(g)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	50,000	43,375

Total Energy Equipment & Services				242,595

Oil, Gas & Consumable Fuels - 3.4%
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	390,000	353,761	(f)
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	110,000	114,400
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	120,000	76,800
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	472,850	(f)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	210,000	208,163	(f)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	120,000	108,000
MEG Energy Corp., Senior Notes	6.500%	3/15/21	750,000	725,625	(f)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	90,000	90,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	440,000	396,000
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,740,000	1,687,800	(f)

Total Oil, Gas & Consumable Fuels				4,233,399

TOTAL ENERGY				4,475,994

FINANCIALS - 1.4%
Banks - 0.1%
CIT Group Inc., Senior Notes	5.000%	8/1/23	170,000	167,875

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	461,775

Real Estate Management & Development - 0.6%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	360,000	352,984	(f)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	350,000	372,750	(f)

Total Real Estate Management & Development				725,734

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	$420,000	$403,200	(f)

TOTAL FINANCIALS				1,758,584

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.3%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	310,000	320,075	(f)

Health Care Providers & Services - 1.2%
Acadia Healthcare Co. Inc., Senior Notes	5.125%	7/1/22	170,000	169,150
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	30,000	28,950
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	150,000	149,250	(f)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	30,000	32,100	(f)
HCA Inc., Senior Bonds	5.375%	2/1/25	360,000	366,768
HCA Inc., Senior Secured Notes	5.875%	3/15/22	110,000	119,900
Tenet Healthcare Corp., Senior Secured Notes	3.786%	6/15/20	410,000	414,100	(f)(g)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	270,000	251,100

Total Health Care Providers & Services				1,531,318

TOTAL HEALTH CARE				1,851,393

INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.6%
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	570,000	561,079
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	220,000	217,800

Total Commercial Services & Supplies				778,879

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	350,000	351,750	(f)

TOTAL INDUSTRIALS				1,130,629

MATERIALS - 1.1%
Chemicals - 0.1%
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	151,000	151,566

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.286%	12/15/19	760,000	741,950	(f)(g)

Metals & Mining - 0.4%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	420,000	434,700	(f)

TOTAL MATERIALS				1,328,216

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,000,000	992,500
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	200,000	202,750	(f)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	200,000	(f)

Total Diversified Telecommunication Services				1,395,250

Wireless Telecommunication Services - 1.2%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000	199,060	(f)
SoftBank Group Corp., Senior Notes	4.500%	4/15/20	550,000	553,437	(f)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	19,500
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	743,128

Total Wireless Telecommunication Services				1,515,125

TOTAL TELECOMMUNICATION SERVICES				2,910,375

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	$272,802	$294,286
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	150,000	153,000	(f)

TOTAL UTILITIES				447,286

TOTAL CORPORATE BONDS & NOTES (Cost - $15,704,597)				15,304,689

			SHARES
COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.1%
Dayco Products LLC			4,912	203,848	(h)

Household Durables - 0.8%
EveryWare Global Inc.			84,519	971,969	*(d)(h)

TOTAL CONSUMER DISCRETIONARY				1,175,817

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
SemGroup Corp., Class A Shares			24,938	1,982,072

TOTAL COMMON STOCKS (Cost - $2,803,546)				3,157,889

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,752,465)				178,097,999

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
State Street Bank & Trust Co. repurchase agreement dated 6/30/15; Proceeds at maturity - $3,304,000; (Fully collateralized by U.S. government agency obligations, 3.625% due 8/15/19; Market value - $3,374,142) (Cost - $3,304,000)	0.000%	7/1/15	$3,304,000	3,304,000

TOTAL INVESTMENTS - 146.8% (Cost - $186,056,465#)				181,401,999
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.7)%				(875,000)
Liabilities in Excess of Other Assets - (46.1)%				(56,971,431)

TOTAL NET ASSETS - 100.0%				$123,555,568

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of June 30, 2015.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien
Term	— Term loan typically with a First Lien on specified assets

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Senior loans:
Basic industry	—	$8,763,653	$2,144,866	$10,908,519
Capital goods	—	14,551,552	1,420,940	15,972,492
Communications	—	14,746,677	78,476	14,825,153
Consumer cyclical	—	35,981,272	652,885	36,634,157
Consumer non-cyclical	—	25,700,784	8,824,889	34,525,673
Electric	—	6,900,510	4,852,660	11,753,170
Energy	—	6,180,400	543,096	6,723,496
Financial other	—	2,107,698	—	2,107,698
Industrial other	—	8,174,703	1,632,536	9,807,239
Insurance	—	1,080,433	—	1,080,433
Property & real estate	—	1,050,160	—	1,050,160
Technology	—	5,970,858	—	5,970,858
Transportation	—	6,705,573	1,570,800	8,276,373
Corporate bonds & notes	—	15,304,689	—	15,304,689
Common stocks:
Consumer discretionary	—	—	1,175,817	1,175,817
Energy	$1,982,072	—	—	1,982,072

Total long-term investments	$1,982,072	$153,218,962	$22,896,965	$178,097,999

Short-term investments†	—	3,304,000	—	3,304,000

Total investments	$1,982,072	$156,522,962	$22,896,965	$181,401,999

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	SENIOR LOANS
INVESTMENTS IN SECURITIES	BASIC INDUSTRY	CAPITAL GOODS	COMMUNI- CATIONS	CONSUMER- CYCLICAL	CONSUMER NON- CYCLICAL	ELECTRIC	ENERGY	INDUSTRIAL OTHER	TRANSPO- RTATION
Balance as of September 30, 2014	—	—	—	$370,962	—	—	—	—	—
Accrued premiums/discounts	$808	$34	—	9,409	$9	$633	—	$537	—
Realized gain (loss)	57	—	—	—	—	(19)	—	7	—
Change in unrealized appreciation (depreciation)[1]	(282)	7,829	—	(144,409)	3,083	10,433	—	12,279	—
Purchases	637,950	366,300	—	—	1,726,050	1,308,825	—	618,300	—
Sales	(3,250)	—	—	(108,462)	—	(5,611)	—	(680)	—
Transfers into Level 3[2]	1,509,583	1,046,777	$78,476	525,385	7,095,747	3,538,399	$543,096	1,002,093	$1,570,800
Transfers out of Level 3	—	—	—	—	—	—	—	—	—

Balance as of June 30, 2015	$2,144,866	$1,420,940	$78,476	$652,885	$8,824,889	$4,852,660	$543,096	$1,632,536	$1,570,800

Net change in unrealized appreciation (depreciation) for investments in securitiesstill held at June 30, 2015[1]	$(282)	$7,829	—	$(144,409)	$3,083	$10,433	—	$12,279	—

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	WARRANTS		TOTAL
Balance as of September 30, 2014	—	$0	*	$370,962
Accrued premiums/discounts	—	—		11,430
Realized gain (loss)	—	—		45
Change in unrealized appreciation (depreciation)[1]	$(1,144,272)	—		(1,255,339)
Purchases	2,116,241	—		6,773,666
Sales	—	0	*	(118,003)
Transfers into Level 3[2]	203,848	—		17,114,204
Transfers out of Level 3	—	—

Balance as of June 30, 2015	$1,175,817	—		$22,896,965

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[1]	$(1,144,272)	—		$(1,255,339)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,422,875
Gross unrealized depreciation	(7,077,341)

Net unrealized depreciation	($4,654,466)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015